Operating Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Leases
(23)	OPERATING LEASES

The Group generates rental income by leasing its own properties. Rental income under operating lease is recognized on a straight-line basis over the term of the lease, including any periods of free rent, and is classified as “other operating income, net” after netting off relevant costs.

Property on Operating Lease

	December 31, 2019	December 31, 2020
	RMB	RMB
Building	53,049,213	53,049,213
Less: Accumulated depreciation	(18,714,584)	(20,497,038)
	34,334,629	32,552,175

Since there are no substantive rental contracts outstanding as of December 31, 2020, future minimum rental income under non-cancelable operating lease as of December 31, 2020 is immaterial.